General and administrative expenses	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
General and administrative expenses

4. General and administrative expenses

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€	€	€	€
Personnel expenses (Note 5)	(5,775,619)	(4,407,998)	(10,804,858)	(7,678,193)
Professional fees	(1,686,774)	(2,155,727)	(4,290,920)	(3,332,956)
Facilities, communication & office expenses	(1,389,322)	(1,466,955)	(2,740,083)	(3,147,222)
Accounting, tax and auditing fees	(743,906)	(850,599)	(1,361,229)	(2,104,685)
Travel expenses	(274,070)	(399,111)	(599,201)	(1,023,140)
Consulting fees	(28,497)	(732,951)	(76,065)	(859,476)
Other expenses	(867,001)	(1,300,726)	(2,164,751)	(2,967,238)
	(10,765,189)	(11,314,067)	(22,037,107)	(21,112,910)

Since 2022, the Group entered into a number of short-term rental arrangements, the expenses are included in "Other expenses".

Depreciation expense for the six months ended June 30, 2025 and 2024 was €0.2 million and €0.1 million, which related to property, plant and equipment and leases and is included in the 'Other expenses' line.